Listing of companies in the Group - Joint venture held by BW VLGC Pte. Ltd (Details)	Dec. 31, 2024	Dec. 31, 2023
BW VLGC Pte. Ltd | BW Confidence Enterprise Private Limited
Listing of companies in the Group
Effective equity holding	50.00%	50.00%